UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4428

DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Intermediate Term Fund
March 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--72.3%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Home Equity Loans--2.9%
Small Business Administration,
Ser. 2005-P10A, Cl. 1	4.64	2/10/15	5,833,879	5,686,474
U.S. Government Agencies--15.4%
Federal Agricultural Mortgage
Corp., Notes	6.87	8/10/09	225,000	235,083
Federal Farm Credit Bank,
Bonds	4.70	12/10/14	300,000	295,684
Federal Farm Credit Bank,
Bonds	4.85	10/25/12	300,000	299,958
Federal Farm Credit Bank,
Bonds	5.35	6/16/14	285,000	292,486
Federal Home Loan Banks,
Bonds, Ser. 455	3.00	4/15/09	6,950,000	6,703,282
Federal Home Loan Banks,
Bonds, Ser. 363	4.50	11/15/12	200,000	196,580
Federal Home Loan Banks,
Bonds	5.30	1/16/09	3,790,000	3,790,436
Federal Home Loan Banks,
Bonds, Ser. SY08	5.63	2/15/08	495,000	497,201
Federal Home Loan Banks,
Bonds, Ser. DX09	5.95	3/16/09	240,000	244,830
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	5.00	10/18/10	5,990,000	5,963,291
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	400,000	411,560
Federal Home Loan Mortgage Corp.,
Notes	5.75	3/15/09	250,000	254,105
Federal National Mortgage
Association, Notes	5.80	2/9/26	3,400,000	3,403,342
Federal National Mortgage
Association, Notes	6.00	5/15/11	5,000,000	5,218,200
Federal National Mortgage
Association, Notes	6.63	10/15/07	300,000	302,178
Federal National Mortgage
Association, Notes	7.13	6/15/10	250,000	267,245
Small Business Administration,
Gov't Gtd. Notes, Ser. 10-A	6.64	2/10/11	85,030	88,405
Student Loan Marketing
Association, Notes	7.35	8/1/10	100,000	107,790
Tennessee Valley Authority,
Notes, Ser. C	4.75	8/1/13	500,000	495,288
Tennessee Valley Authority,
Bonds, Ser. G	5.38	11/13/08	200,000	201,309
Tennessee Valley Authority,
Bonds	7.13	5/1/30	350,000	433,587
				29,701,840
U.S. Government Agencies/Mortgage-Backed--1.3%
Federal Home Loan Mortgage Corp
7.50%, 11/1/29			10,511	11,017
Federal National Mortgage Association
6.50%, 10/1/31			17,153	17,673
7.00%, 3/1/12			47,824	49,348

Government National Mortgage Association I
6.00%, 1/15/33	105,533	107,172
6.50%, 5/15/26	61,197	62,938
Ser. 2005-9, Cl. A, 4.03%,
5/16/22	644,866	633,083
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	531,464	521,719
Ser. 2006-9, Cl. A, 4.20%,
8/16/26	1,130,416	1,107,590
		2,510,540
U.S. Treasury Bonds--.1%
6.25%, 8/15/23	200,000 a	229,672
U.S. Treasury Inflation Protected Securities--.4%
3.38%, 1/15/12	256,466 b	272,189
3.50%, 1/15/11	465,156 b	491,570
		763,759
U.S. Treasury Notes--52.2%
3.50%, 11/15/09	1,375,000 a	1,339,712
3.50%, 2/15/10	4,280,000 a	4,162,133
3.63%, 4/30/07	27,290,000 a	27,266,558
4.25%, 8/15/13	250,000 a	245,810
4.25%, 8/15/15	300,000 a	292,067
4.50%, 2/28/11	8,000,000 a	7,991,568
4.50%, 3/31/12	10,685,000 c	10,670,394
4.50%, 2/15/16	9,000,000 a	8,911,413
4.63%, 2/15/17	10,050,000 a,c	10,032,734
4.75%, 5/15/14	5,305,000 a	5,354,527
4.88%, 8/15/09	20,098,000 a	20,234,606
5.00%, 2/15/11	200,000 a	203,492
5.00%, 8/15/11	200,000 a	203,938
5.13%, 6/30/08	3,595,000	3,609,045
5.63%, 5/15/08	200,000 a	201,695
		100,719,692
Total Bonds and Notes
(cost $139,480,302)		139,611,977
	Face Amount
	Covered by
Options--.2%	Contracts ($)	Value ($)

Call Options--.2%
3-Month Floor USD Libor-BBA
Interest Rate, January 2009
@ 4	19,100,000	18,290
3 Month USD Libor-BBA, Swaption	9,525,000	420,729
		439,019
Put Options--.0%
3-Month Capped USD Libor-BBA
Interest Rate, June 2007 @
5.75	36,000,000	0
U.S. Treasury 10 Year Notes
April 2007 @ 108	8,800,000	35,750
U.S. Treasury 5 Year Notes
April 2007 @ 106	8,900,000	41,719
		77,469
Total Options
(cost $556,672)		516,488
	Principal
Short-Term Investments--37.4%	Amount ($)	Value ($)

U.S. Treasury Bills
4.97%, 6/7/07	350,000 d	346,857

5.07%, 4/26/07	72,000,000	71,761,680
Total Short-Term Investments
(cost $72,093,012)		72,108,537

Other Investment--.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $546,000)	546,000 [e]	546,000

Investment of Cash Collateral for
Securities Loaned--34.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $65,971,821)	65,971,821 [e]	65,971,821

Total Investments (cost $278,647,807)	144.4%	278,754,823

Liabilities, Less Cash and Receivables	(44.4%)	(85,761,552)

Net Assets	100.0%	192,993,271

a	All or a portion of these securities are on loan. At March 31, 2007, the total market value of the fund's securities on loan is $64,079,688 and the total market value of the collateral held by the fund is $65,971,821.
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
c	Purchased on a delayed delivery basis.
d	All or partially held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
March 31, 2007 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2007 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	186	38,109,655	June 2007	46,499
U.S. Treasury 5 Year Notes	498	52,686,847	June 2007	175,080
Financial Futures Short
U.S. Treasury 10 Year Notes	23	(2,486,875)	June 2007	13,297
U.S. Treasury 30 Year Bonds	114	(12,682,500)	June 2007	193,266
				428,142

STATEMENT OF OPTIONS WRITTEN
March 31, 2007 (Unaudited)

	Contracts	Value ($)

Call Options
U.S. Treasury 10-Year Notes
April 2007 @ 109
(Premium received $16,221)	88	(15,125)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Intermediate Term Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 21, 2007

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)